1
Gabelli Media Mogul Fund
Schedule of Investments — June 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 91.2%
Content Creation and Aggregation  — 48.5%
44,000 comScore Inc.† ........................................ $ 35,640
11,000 DISH Network Corp., Cl. A† ...................... 72,490
31,000 Grupo Televisa SAB, ADR ......................... 159,030
9,500 Liberty Latin America Ltd., Cl. C† .............. 81,890
16,000 Liberty Media Corp.- Liberty Braves, Cl. C† 633,920
4,450 Liberty Media Corp.- Liberty Formula One,
Cl. A† ................................................... 300,909
5,900 Liberty Media Corp.- Liberty SiriusXM,
Cl. C† ................................................... 193,107
1,000 Live Nation Entertainment Inc.† ................ 91,110
1,400 Madison Square Garden Entertainment
Corp.† .................................................. 47,068
1,000 Madison Square Garden Sports Corp. ....... 188,050
3,000 Paramount Global, Cl. B ............................ 47,730
16,000 Sirius XM Holdings Inc. ............................ 72,480
2,200 Sphere Entertainment Co.† ....................... 60,258
1,983,682
Digital Marketing and Retail  — 1.0%
20,000 Liberty TripAdvisor Holdings Inc., Cl. A† ... 13,000
28,000 Qurate Retail Inc., Cl. A† ........................... 27,714
40,714
Diversified Consumer Services  — 4.6%
110 Cie de L'Odet SE ....................................... 186,530
Entertainment  — 6.7%
22,000 Warner Bros Discovery Inc.† .................... 275,880
Telecommunication Services  — 2.7%
2,000 AT&T Inc. ................................................. 31,900
8,500 Telesat Corp.† .......................................... 80,070
111,970
Telecommunications  — 3.8%
3,700 Comcast Corp., Cl. A ................................ 153,735
5,000 GCI Liberty Inc., Escrow† ......................... 0
153,735
Television and Broadband Services  — 18.2%
250 Charter Communications Inc., Cl. A† ......... 91,842
1,800 Liberty Broadband Corp., Cl. A† ................ 143,514
2,000 Liberty Broadband Corp., Cl. C† ................ 160,220
16,000 Liberty Global plc, Cl. C† .......................... 284,320
2,900 Telenet Group Holding NV ......................... 65,252
745,148
Wireless Telecommunication Services  — 5.7%
5,500 Radius Global Infrastructure Inc., Cl. A† .... 81,950
1,100 T-Mobile US Inc.† ..................................... 152,790
234,740
TOTAL COMMON STOCKS .................. 3,732,399
Shares
Market
Value
PREFERRED STOCKS  — 5.4%
Digital Marketing and Retail  — 4.3%
4,700 Qurate Retail Inc., 8.000%, 03/15/31 ........ $ 176,344
Television and Broadband Services  — 1.1%
2,000 Liberty Broadband Corp., Ser. A, 7.000% .. 46,100
TOTAL PREFERRED STOCKS ............... 222,444
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 3.4%
$ 140,000 U.S. Treasury Bill,
5.124%††, 08/03/23 ............................. 139,387
TOTAL INVESTMENTS — 100.0%
(Cost $4,362,580) ................................. $ 4,094,230
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt